ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 13: — ACCRUED EXPENSES AND OTHER PAYABLES

	December 31,
	2024	2023
Employees and payroll accruals	$1,739	$1,577
Accrued expenses	1,087	905
Deferred revenues	3,147	2,254
Consideration payable in connection with a business combination (see Note 5)	712	—
Other	338	195
	$7,023	$4,931